BNY Mellon High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 1.1%
Collateralized Loan Obligations Debt — 1.1%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(c)	8.13	4/20/2032	EUR	1,450,000	1,674,555
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(c)	8.92	1/15/2038		800,000	783,859
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(c)	8.03	1/17/2032	EUR	1,000,000	1,106,985
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(c)	9.67	1/20/2037		1,400,000	1,340,193
Total Collateralized Loan Obligations (cost $5,035,293)					4,905,592
Convertible Corporate Bonds and Notes — .3%
Diversified Financials — .0%
Riot Platforms, Inc., Sr. Unscd. Notes	0.75	1/15/2030		270,000	311,175
Information Technology — .1%
Nebius Group NV, Sr. Unscd. Notes(b)	2.63	3/15/2033		430,000	401,878
Telecommunication Services — .2%
EchoStar Corp., Sr. Scd. Bonds(d)	3.88	11/30/2030		215,000	768,539
Total Convertible Corporate Bonds and Notes (cost $1,498,515)					1,481,592
Corporate Bonds and Notes — 88.7%
Advertising — .9%
Neptune Bidco US, Inc., Sr. Scd. Notes(b)	9.29	4/15/2029		1,997,000	2,004,185
Neptune Bidco US, Inc., Sr. Scd. Notes(b)	9.50	2/15/2033		1,875,000	1,821,542
					3,825,727
Aerospace & Defense — 3.4%
AAR Escrow Issuer LLC, Gtd. Notes(b)	6.75	3/15/2029		2,146,000	2,185,695
Bombardier, Inc., Sr. Unscd. Notes(b)	6.75	6/15/2033		1,564,000	1,617,110
Goat Holdco LLC, Sr. Scd. Notes(b)	6.75	2/1/2032		3,253,000	3,275,751
TransDigm, Inc., Gtd. Notes(b),(e)	6.13	7/31/2034		128,000	126,053
TransDigm, Inc., Gtd. Notes(b)	6.38	5/31/2033		1,625,000	1,617,620
TransDigm, Inc., Sr. Scd. Notes(b)	6.38	3/1/2029		2,205,000	2,248,908
TransDigm, Inc., Sr. Scd. Notes(b)	6.88	12/15/2030		3,130,000	3,209,167
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031		467,000	482,601
					14,762,905
Airlines — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029		2,317,451	2,306,259
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b)	9.88	9/20/2031		1,337,000	1,265,361
United Airlines Holdings, Inc., Gtd. Notes	4.88	3/1/2029		953,000	934,494
United Airlines Holdings, Inc., Gtd. Notes(e)	5.38	3/1/2031		960,000	941,344
					5,447,458
Automobiles & Components — 2.1%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b)	6.75	9/15/2032		1,326,000	1,337,443
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.75	5/15/2028		1,470,000	1,485,128
Forvia SE, Sr. Unscd. Notes(b),(e)	6.75	9/15/2033		1,313,000	1,282,741
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)	7.50	7/17/2030		1,766,000	1,781,093
Qnity Electronics, Inc., Gtd. Notes(b)	6.25	8/15/2033		669,000	677,287
Qnity Electronics, Inc., Sr. Scd. Notes(b)	5.75	8/15/2032		1,555,000	1,558,796
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029		1,087,000	1,029,331
					9,151,819

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Banks — .5%
Citigroup, Inc., Jr. Sub. Bonds(f)	6.63	2/15/2031		2,220,000	2,223,175
Building Materials — 2.3%
Builders FirstSource, Inc., Gtd. Notes(b)	4.25	2/1/2032		1,482,000	1,366,185
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)	6.63	12/15/2030		3,180,000	3,238,223
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(b),(e)	5.50	2/1/2030		1,209,000	1,045,528
Quikrete Holdings, Inc., Sr. Scd. Notes(b)	6.38	3/1/2032		1,756,000	1,781,906
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)	6.75	3/1/2033		1,096,000	1,113,991
Standard Building Solutions, Inc., Gtd. Notes(b)	5.88	3/15/2034		934,000	901,533
Standard Industries, Inc., Sr. Unscd. Notes(b)	4.75	1/15/2028		674,000	666,752
					10,114,118
Chemicals — 1.5%
Celanese US Holdings LLC, Gtd. Notes(e)	6.75	4/15/2033		1,200,000	1,231,912
INEOS Finance PLC, Sr. Scd. Bonds(b)	7.25	3/31/2031	EUR	610,000	643,962
Innophos Holdings, Inc., Bonds(b)	11.50	6/15/2029		775,000	642,072
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	6.75	8/1/2032		970,000	924,738
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	7.25	2/15/2033		1,340,000	1,279,681
WR Grace Holdings LLC, Sr. Scd. Notes(b)	6.63	8/15/2032		931,000	907,991
WR Grace Holdings LLC, Sr. Scd. Notes(b)	7.00	8/1/2033		958,000	931,205
					6,561,561
Commercial & Professional Services — 4.1%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)	7.00	5/21/2030		1,328,000	1,358,248
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)	6.88	6/15/2030		1,570,000	1,592,690
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(b)	4.63	6/1/2028		880,000	860,332
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029		1,777,000	1,789,377
Herc Holdings, Inc., Gtd. Notes(b),(e)	5.75	3/15/2031		1,886,000	1,859,157
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)	6.88	11/15/2031		1,742,000	1,680,868
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(b)	6.75	8/15/2032		1,160,000	1,142,067
The ADT Security Corp., Sr. Scd. Bonds(b)	5.88	10/15/2033		1,214,000	1,176,972
The ADT Security Corp., Sr. Scd. Notes(b),(e)	4.88	7/15/2032		1,035,000	967,894
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032		1,031,000	946,224
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030		904,000	859,338
Veritiv Operating Co., Sr. Scd. Notes(b)	10.50	11/30/2030		1,068,000	1,111,252
Wand NewCo 3, Inc., Sr. Scd. Notes(b)	7.63	1/30/2032		2,676,000	2,737,634
					18,082,053
Consumer Discretionary — 5.4%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(e)	7.88	4/30/2029		1,480,000	1,514,088
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(b)	4.63	8/1/2029		629,000	594,803
Caesars Entertainment, Inc., Sr. Scd. Notes(b)	7.00	2/15/2030		1,185,000	1,200,209
Carnival Corp., Gtd. Notes(b)	5.75	8/1/2032		1,310,000	1,311,211
Carnival Corp., Gtd. Notes(b),(e)	6.13	2/15/2033		2,202,000	2,225,187
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b)	8.00	2/1/2028		769,000	752,377
Discovery Global Holdings, Inc., Gtd. Notes(e)	4.28	3/15/2032		1,188,000	1,052,865
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)	4.00	5/1/2031		1,650,000	1,549,892
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)	5.50	3/31/2034		629,000	615,012
Installed Building Products, Inc., Gtd. Notes(b)	5.63	2/1/2034		1,573,000	1,538,860
Light & Wonder International, Inc., Gtd. Notes(b)	6.25	10/1/2033		1,384,000	1,356,970
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)	11.88	4/15/2031		1,100,000	1,146,670
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b)	8.25	4/15/2030		1,324,000	1,356,319

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Consumer Discretionary — 5.4% (continued)
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031		946,000	919,669
NCL Corp. Ltd., Sr. Unscd. Notes(b)	6.75	2/1/2032		1,329,000	1,319,887
Resideo Funding, Inc., Gtd. Notes(b),(e)	4.00	9/1/2029		2,037,000	1,926,730
Station Casinos LLC, Gtd. Notes(b),(e)	4.63	12/1/2031		1,200,000	1,121,628
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.75	11/15/2032		1,095,000	1,097,261
Viking Cruises Ltd., Gtd. Notes(b)	5.88	10/15/2033		1,253,000	1,237,998
					23,837,636
Consumer Durables & Apparel — .7%
Beach Acquisition Bidco LLC, Sr. Scd. Bonds(b)	5.25	7/15/2032	EUR	590,000	655,718
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(d)	10.00	7/15/2033		2,245,588	2,393,219
					3,048,937
Diversified Financials — 4.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(e)	9.75	1/15/2029		774,000	761,513
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	6.13	11/1/2032		2,056,000	2,034,934
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	7.13	4/30/2031		2,369,000	2,436,673
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030		660,000	645,827
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030		638,000	658,826
Osaic Holdings, Inc., Gtd. Notes(b)	8.00	8/1/2033		1,041,000	1,028,526
Osaic Holdings, Inc., Sr. Scd. Notes(b)	6.75	8/1/2032		880,000	880,761
PennyMac Financial Services, Inc., Gtd. Notes(b)	6.75	2/15/2034		821,000	769,173
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.13	11/15/2030		1,081,000	1,075,081
PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes(b)	9.88	11/1/2029		1,447,000	1,397,630
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030		966,000	975,512
Rocket Cos., Inc., Gtd. Notes(b)	6.38	8/1/2033		1,110,000	1,123,313
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(e)	4.00	10/15/2033		1,743,000	1,563,692
UWM Holdings LLC, Gtd. Notes(b)	6.25	3/15/2031		1,866,000	1,700,907
UWM Holdings LLC, Gtd. Notes(b)	6.63	2/1/2030		1,429,000	1,349,072
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)	7.50	6/15/2031		3,265,000	3,357,067
					21,758,507
Electronic Components — .6%
WESCO Distribution, Inc., Gtd. Notes(b)	5.50	4/15/2034		1,295,000	1,278,617
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033		1,247,000	1,271,469
					2,550,086
Energy — 9.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)	5.75	7/1/2034		1,387,000	1,367,723
BKV Upstream Midstream LLC, Gtd. Notes(b)	7.50	10/15/2030		2,696,000	2,726,837
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b)	7.00	7/15/2029		1,092,000	1,128,719
Comstock Resources, Inc., Gtd. Notes(b)	5.88	1/15/2030		1,501,000	1,454,258
Comstock Resources, Inc., Gtd. Notes(b)	6.75	3/1/2029		1,631,000	1,611,147
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	5.50	6/15/2031		2,377,000	2,319,245
DBR Land Holdings LLC, Gtd. Notes(b)	6.25	12/1/2030		2,377,000	2,408,186
Energy Transfer LP, Jr. Sub. Notes, Ser. B(e),(f)	6.63	2/15/2028		2,506,000	2,508,238
Gulfport Energy Operating Corp., Gtd. Notes(b)	6.75	9/1/2029		2,929,000	2,999,208
Matador Resources Co., Gtd. Notes(b)	6.50	4/15/2032		1,449,000	1,465,838
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b)	8.25	9/1/2031		1,376,000	1,376,102
Noble Finance II LLC, Gtd. Notes(b)	8.00	4/15/2030		1,944,000	2,002,537
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(e)	7.88	10/15/2033		1,167,000	1,208,205
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(e)	8.75	6/15/2031		1,383,000	1,438,901
Northriver Midstream Finance LP, Sr. Scd. Notes(b)	6.75	7/15/2032		1,573,000	1,578,735

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Energy — 9.9% (continued)
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)	4.80	5/15/2030		1,865,000	1,789,803
SM Energy Co., Gtd. Notes(b)	6.75	8/1/2029		1,187,000	1,205,739
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031		1,820,000	1,812,935
Sunoco LP, Gtd. Notes(b)	5.63	7/15/2034		412,000	405,983
Sunoco LP, Jr. Sub. Notes(b),(f)	7.88	9/18/2030		2,167,000	2,214,210
TerraForm Power Operating LLC, Gtd. Notes(b)	4.75	1/15/2030		1,437,000	1,377,076
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)	5.50	10/15/2029		3,009,000	2,944,358
Transocean International Ltd., Gtd. Notes	6.80	3/15/2038		342,000	328,797
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	4.13	8/15/2031		2,038,000	1,891,469
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030		660,000	679,124
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034		1,251,000	1,304,892
					43,548,265
Environmental Control — 1.3%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034		2,008,000	1,971,948
Madison IAQ LLC, Sr. Scd. Notes(b)	4.13	6/30/2028		1,984,000	1,938,970
Waste Pro USA, Inc., Sr. Unscd. Notes(b)	7.00	2/1/2033		1,964,000	1,991,007
					5,901,925
Food Products — 2.6%
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)	7.88	3/1/2031		1,008,000	1,027,044
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)	9.63	9/15/2032		1,625,000	1,659,078
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)	6.00	8/1/2032		1,710,000	1,668,913
Post Holdings, Inc., Gtd. Notes(b)	4.63	4/15/2030		2,176,000	2,090,493
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033		851,000	839,127
Post Holdings, Inc., Gtd. Notes(b)	6.50	3/15/2036		1,579,000	1,547,935
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b),(e)	4.63	3/1/2029		2,824,000	2,719,741
					11,552,331
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(e)	12.88	10/1/2028		490,000	309,957
Health Care — 7.1%
1261229 BC Ltd., Sr. Scd. Notes(b)	10.00	4/15/2032		3,217,000	3,296,425
Bausch Health Americas, Inc., Gtd. Notes(b)	8.50	1/31/2027		644,000	638,500
Bausch Health Cos., Inc., Gtd. Notes(b)	5.00	1/30/2028		781,000	660,800
Bausch Health Cos., Inc., Sr. Scd. Notes(b)	11.00	9/30/2028		655,000	668,748
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)	5.25	5/15/2030		565,000	532,864
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)	9.75	1/15/2034		2,699,000	2,804,580
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)	10.88	1/15/2032		1,308,000	1,404,937
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	7.00	10/27/2031	EUR	566,000	619,419
Genmab A/S/Genmab Finance LLC, Sr. Scd. Notes(b)	6.25	12/15/2032		1,480,000	1,518,416
Insulet Corp., Sr. Unscd. Notes(b)	6.50	4/1/2033		1,184,000	1,209,381
IQVIA, Inc., Gtd. Notes(b)	6.25	6/1/2032		1,306,000	1,327,864
LifePoint Health, Inc., Sr. Scd. Notes(b)	8.38	2/15/2032		1,087,000	1,161,614
LifePoint Health, Inc., Sr. Unscd. Notes(b)	10.00	6/1/2032		2,508,000	2,564,380
Option Care Health, Inc., Gtd. Notes(b)	4.38	10/31/2029		2,344,000	2,260,655
Radiology Partners, Inc., Sr. Scd. Notes(b)	8.50	7/15/2032		1,598,000	1,622,162
Sotera Health Holdings LLC, Sr. Scd. Notes(b)	7.38	6/1/2031		2,471,000	2,555,565
Team Health Holdings, Inc., Sr. Scd. Notes(b)	8.38	6/30/2028		2,207,000	2,180,278
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029		875,000	848,992
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030		1,132,000	1,140,775

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Health Care — 7.1% (continued)
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031		1,105,000	1,130,114
Tenet Healthcare Corp., Sr. Unscd. Notes(b),(e)	6.00	11/15/2033		1,090,000	1,103,773
					31,250,242
Industrial — 2.0%
Arcosa, Inc., Gtd. Notes(b)	6.88	8/15/2032		1,240,000	1,271,512
Artera Services LLC, Sr. Scd. Notes(b),(e)	8.50	2/15/2031		935,000	801,413
Columbus McKinnon Corp., Sr. Scd. Notes(b),(e)	7.13	2/1/2033		2,157,000	2,158,025
CTEC II GmbH, Sr. Unscd. Bonds(b)	5.25	2/15/2030	EUR	630,000	660,432
Dycom Industries, Inc., Gtd. Notes(b)	4.50	4/15/2029		1,155,000	1,121,165
Entegris, Inc., Gtd. Notes(b)	5.95	6/15/2030		1,311,000	1,320,220
GrafTech Finance, Inc., Scd. Notes(b)	4.63	12/23/2029		1,662,000	929,530
GrafTech Global Enterprises, Inc., Scd. Notes(b)	9.88	12/23/2029		805,000	518,176
					8,780,473
Information Technology — 1.9%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)	6.50	2/15/2030		2,798,000	2,629,263
CoreWeave, Inc., Gtd. Notes(b),(e)	9.00	2/1/2031		610,000	581,189
CoreWeave, Inc., Gtd. Notes(b),(e)	9.25	6/1/2030		2,669,000	2,595,908
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032		870,000	893,152
UKG, Inc., Sr. Scd. Notes(b)	6.88	2/1/2031		1,813,000	1,773,423
					8,472,935
Insurance — 3.8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b)	6.75	7/1/2032		2,039,000	1,966,805
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)	8.25	2/1/2029		841,000	832,011
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)	7.00	1/15/2031		1,300,000	1,311,729
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b)	7.88	11/1/2029		2,497,000	2,260,222
Ardonagh Finco Ltd., Sr. Scd. Notes(b)	7.75	2/15/2031		696,000	704,670
Global Atlantic Fin Co., Gtd. Notes(b),(e)	7.95	6/15/2033		1,318,000	1,414,852
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)	7.25	2/15/2031		843,000	850,752
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)	8.13	2/15/2032		2,362,000	2,215,237
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)	7.13	6/1/2031		1,994,000	2,001,705
Ryan Specialty LLC, Sr. Scd. Notes(b),(e)	5.88	8/1/2032		1,259,000	1,245,364
The Nassau Companies of New York, Sr. Unscd. Notes(b),(e)	7.88	7/15/2030		1,127,000	1,030,488
USI, Inc., Sr. Unscd. Notes(b)	7.50	1/15/2032		1,102,000	1,117,879
					16,951,714
Internet Software & Services — .9%
Arches Buyer, Inc., Sr. Unscd. Notes(b)	6.13	12/1/2028		1,182,000	1,132,985
Rakuten Group, Inc., Sr. Unscd. Notes(b)	9.75	4/15/2029		1,147,000	1,223,494
United Group BV, Sr. Scd. Bonds(b)	6.50	10/31/2031	EUR	600,000	685,949
Wayfair LLC, Sr. Scd. Notes(b)	6.75	11/15/2032		871,000	878,309
					3,920,737
Materials — .9%
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)	6.88	1/15/2030		1,357,000	1,320,663
Graphic Packaging International LLC, Gtd. Notes(b),(e)	6.38	7/15/2032		1,567,000	1,561,566
TriMas Corp., Gtd. Notes(b)	4.13	4/15/2029		1,239,000	1,179,942
					4,062,171
Media — 6.8%
Block Communications, Inc., Sr. Scd. Notes(b)	10.25	3/1/2031		675,000	618,240

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Media — 6.8% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.38	6/1/2029		2,885,000	2,847,128
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(e)	4.25	1/15/2034		750,000	642,318
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	4.50	8/15/2030		700,000	654,569
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032		1,180,000	1,055,139
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.00	2/1/2028		2,328,000	2,310,296
CSC Holdings LLC, Gtd. Notes(b)	11.75	1/31/2029		1,386,000	1,003,145
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes(b)	10.00	2/15/2031		1,656,000	1,691,801
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029		1,341,000	1,295,977
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029		1,568,000	1,402,979
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028		1,731,000	1,681,141
DISH DBS Corp., Sr. Scd. Notes(b)	5.75	12/1/2028		781,000	755,850
Gray Media, Inc., Scd. Notes(b)	9.63	7/15/2032		1,060,000	1,060,918
Gray Media, Inc., Sr. Scd. Notes(b)	7.25	8/15/2033		1,259,000	1,269,621
Nexstar Media, Inc., Sr. Scd. Notes(b)	6.50	9/15/2033		1,149,000	1,158,449
Nexstar Media, Inc., Sr. Unscd. Notes(b)	7.25	4/15/2034		600,000	602,422
Paramount Global, Gtd. Notes	4.20	6/1/2029		680,000	649,563
Paramount Global, Gtd. Notes(e)	4.95	1/15/2031		1,420,000	1,315,926
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)	8.13	2/15/2033		1,298,000	1,320,715
Sirius XM Radio LLC, Gtd. Notes(b)	4.13	7/1/2030		1,260,000	1,180,598
Sunrise FinCo I BV, Sr. Scd. Notes(b)	4.88	7/15/2031		1,430,000	1,362,954
The EW Scripps Company, Scd. Notes(b)	9.88	8/15/2030		1,361,000	1,322,542
Univision Communications, Inc., Sr. Scd. Notes(b),(e)	4.50	5/1/2029		1,190,000	1,118,846
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029		1,507,000	1,446,253
					29,767,390
Metals & Mining — 2.2%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b)	8.00	10/1/2030		1,510,000	1,574,050
Celsa Opco SA, Sr. Scd. Bonds(b)	8.25	12/15/2030	EUR	778,000	892,251
Cleveland-Cliffs, Inc., Gtd. Notes(b)	6.88	11/1/2029		659,000	659,386
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.38	5/1/2033		710,000	695,154
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.50	9/15/2031		652,000	650,945
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(e)	6.13	4/15/2032		1,523,000	1,557,614
Novelis Corp., Gtd. Notes(b)	4.75	1/30/2030		1,330,000	1,259,195
Novelis Corp., Gtd. Notes(b)	6.38	8/15/2033		912,000	895,308
Samarco Mineracao SA, Sr. Unscd. Notes(b),(d)	9.50	6/30/2031		1,245,168	1,225,907
Samarco Mineracao SA, Sr. Unscd. Notes(d)	9.50	6/30/2031		276,893	272,611
					9,682,421
Real Estate — 3.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b)	5.25	4/15/2030		2,581,000	2,440,653
CoreLogic, Inc., Sr. Scd. Notes(b)	4.50	5/1/2028		1,425,000	1,339,113
Kennedy-Wilson, Inc., Gtd. Notes(e)	4.75	2/1/2030		418,000	418,437
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029		1,859,000	1,785,776
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	4/1/2029		2,680,000	2,635,326
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	7/15/2030		1,768,000	1,707,801
RLJ Lodging Trust LP, Sr. Scd. Notes(b)	4.00	9/15/2029		1,647,000	1,543,760
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	7.25	4/1/2029		1,425,000	1,469,003
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030		1,233,000	1,161,044
					14,500,913

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Retailing — 2.3%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)	4.00	10/15/2030		1,761,000	1,656,133
LBM Acquisition LLC, Gtd. Notes(b)	6.25	1/15/2029		1,094,000	800,777
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b)	10.00	9/15/2033		635,000	634,256
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b)	7.50	9/15/2032		1,182,000	1,188,637
QXO Building Products, Inc., Sr. Scd. Bonds(b)	6.75	4/30/2032		1,691,000	1,726,284
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029		2,501,000	2,314,899
White Cap Supply Holdings LLC, Gtd. Notes(b)	7.38	11/15/2030		1,922,000	1,865,777
					10,186,763
Semiconductors & Semiconductor Equipment — .6%
Kioxia Holdings Corp., Gtd. Notes(b)	6.63	7/24/2033		2,406,000	2,475,112
Technology Hardware & Equipment — .4%
Virtusa Corp., Sr. Unscd. Notes(b)	7.13	12/15/2028		2,294,000	1,769,144
Telecommunication Services — 8.0%
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(b)	10.00	1/15/2033		1,174,000	1,068,326
Altice France SA, Sr. Scd. Notes(b)	9.50	11/1/2029		1,319,319	1,334,110
APLD ComputeCo 2 LLC, Sr. Scd. Notes(b)	6.75	3/15/2031		3,156,000	3,134,978
APLD ComputeCo LLC, Sr. Scd. Notes(b)	9.25	12/15/2030		3,000,000	3,093,606
Black Pearl Compute LLC, Sr. Scd. Notes(b)	6.13	2/15/2031		2,202,000	2,243,942
Cipher Compute LLC, Sr. Scd. Notes(b)	7.13	11/15/2030		1,512,000	1,568,366
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029		2,732,000	2,952,925
Fibercop SpA, Sr. Scd. Notes(b)	7.72	6/4/2038		996,000	999,582
Iliad Holding SAS, Sr. Scd. Notes(b)	8.50	4/15/2031		1,185,000	1,240,876
Level 3 Financing, Inc., Gtd. Notes(b)	8.50	1/15/2036		2,354,803	2,459,266
Level 3 Financing, Inc., Sr. Scd. Bonds(b)	6.88	6/30/2033		1,720,000	1,752,871
Level 3 Financing, Inc., Sr. Scd. Notes(b)	7.00	3/31/2034		778,000	796,933
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039		1,450,000	1,354,150
Lumen Technologies, Inc., Sr. Unscd. Notes(b)	5.38	6/15/2029		1,260,000	1,194,779
SV RNO Property Owner 1 LLC, Sr. Scd. Notes(b)	5.88	3/1/2031		2,641,000	2,612,180
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029		1,531,000	1,488,291
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds(b)	5.63	4/15/2032	EUR	790,000	841,577
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)	8.25	10/1/2031		1,778,000	1,859,498
WULF Compute LLC, Sr. Scd. Notes(b),(e)	7.75	10/15/2030		2,561,000	2,707,784
Zayo Group Holdings, Inc., Sr. Scd. Notes(b),(d)	13.75	9/9/2030		484,600	453,212
					35,157,252
Transportation — .9%
Beacon Mobility Corp., Sr. Scd. Notes(b)	7.25	8/1/2030		1,896,000	1,960,058
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b)	7.25	3/15/2032		1,748,000	1,823,168
					3,783,226
Utilities — 6.1%
Alpha Generation LLC, Gtd. Notes(b)	6.25	1/15/2034		853,000	838,553
Alpha Generation LLC, Sr. Unscd. Notes(b)	6.75	10/15/2032		2,275,000	2,309,950
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	6.38	2/15/2032		2,670,000	2,610,391
Clearway Energy Operating LLC, Gtd. Notes(b)	5.75	1/15/2034		1,362,000	1,339,385
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)	6.75	2/28/2030		2,563,000	2,595,012
Lightning Power LLC, Sr. Scd. Notes(b)	7.25	8/15/2032		1,320,000	1,373,127
NRG Energy, Inc., Gtd. Notes(b)	3.88	2/15/2032		1,390,000	1,279,841
NRG Energy, Inc., Gtd. Notes(b)	6.25	11/1/2034		1,731,000	1,746,211
NRG Energy, Inc., Jr. Sub. Bonds(b),(f)	10.25	3/15/2028		995,000	1,073,929

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 88.7% (continued)
Utilities — 6.1% (continued)
NRG Energy, Inc., Sr. Unscd. Notes(b)	5.75	1/15/2034	1,365,000	1,347,370
PG&E Corp., Sr. Scd. Notes(e)	5.25	7/1/2030	1,299,000	1,282,531
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	1,200,000	1,172,194
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	2,785,000	2,883,971
Vistra Operations Co. LLC, Gtd. Notes(b)	7.75	10/15/2031	865,000	906,487
VoltaGrid LLC, Scd. Notes(b)	7.38	11/1/2030	1,965,000	2,030,374
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(e)	7.75	4/15/2034	956,000	987,942
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(e)	8.38	1/15/2031	1,154,000	1,215,446
				26,992,714
Total Corporate Bonds and Notes (cost $390,443,004)				390,429,667

Shares
Equity Securities - Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3(g) (cost $364,322)	22,256	369,791

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .1%
U.S. Government Agencies Obligations — .1%
Federal National Mortgage Association, Ser. S, 12/31/2030(e),(f),(g) (cost $446,794)	0.00	33,000	392,700

Exchange-Traded Funds — .8%
Registered Investment Companies — .8%
iShares iBoxx $ High Yield Corporate Bond ETF(e)	22,137	1,761,220
State Street SPDR Bloomberg High Yield Bond ETF(e)	18,535	1,774,170
Total Exchange-Traded Funds (cost $3,436,485)		3,535,390

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Fixed Rate Loan Interests — .2%
Information Technology — .2%
Cotiviti, Inc., Initial Fixed Rate Term Loan (cost $674,752)	7.63	5/1/2031	711,250	665,019
Floating Rate Loan Interests — 4.8%
Aerospace & Defense — .1%
Mahseer Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(c)	6.92	3/16/2033	406,897	408,805
Automobiles & Components — .2%
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(c)	9.17	9/21/2029	739,413	739,490
Chemicals — .1%
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(c)	7.67	3/15/2029	690,000	661,683
Commercial & Professional Services — .4%
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(c)	8.20	5/28/2032	688,262	685,065

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 4.8% (continued)
Commercial & Professional Services — .4% (continued)
Catawba Nation Gaming Authority, Initial Term Loan B, (3 Month TSFR +4.75%)(c)	8.42	3/29/2032		670,000	682,147
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(c)	8.85	1/22/2029		839,947	550,955
					1,918,167
Diversified Financials — .4%
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(c)	7.20	2/26/2032		665,328	666,160
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(c)	7.17	7/31/2031		718,186	692,601
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(c)	8.07	2/1/2029		636,792	425,740
					1,784,501
Energy — .1%
NGL Energy Operating LLC, Initial Term Loan, (1 Month TSFR +3.50%)(c)	7.18	3/11/2033		468,000	469,170
Food Products — .1%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(c)	8.70	10/2/2030		726,540	600,213
Food Service — .3%
Financiere Pax SAS, 2026 Facility Term Loan B-5, (3 Month EURIBOR +3.50%)(c)	5.64	12/31/2029	EUR	1,000,000	1,138,518
Health Care — 1.0%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(c)	9.92	10/8/2030		1,311,093	1,268,842
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(c)	7.80	10/1/2027		1,396,316	1,358,504
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(c)	7.42	5/19/2031		678,283	679,260
WS Audiology A/S, Facility Term Loan B9, (3 Month TSFR +3.25%)(c)	7.97	2/28/2029		1,115,205	1,116,599
					4,423,205
Industrial — .5%
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(c)	7.13	1/2/2029	EUR	1,000,000	991,968
TK Elevator Midco Gmbh, Euro Term Loan B, (3 Month EURIBOR +3.00%)(c)	5.15	4/30/2030	EUR	1,000,000	1,151,070
					2,143,038
Internet Software & Services — .2%
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(c)	8.42	3/15/2030		700,000	691,033
Materials — .1%
ProAmpac PG Borrower LLC, Initial First Lien Dollar Term Loan, (3 Month TSFR +4.00%)(c)	7.78	3/7/2033		680,000	658,410
Media — .5%
Numericable US LLC, New USD Term Loan B-14, (3 Month TSFR +6.88%)(c)	10.55	5/15/2031		1,409,885	1,415,468
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(c)	7.14	11/30/2029		850,681	838,984
					2,254,452
Real Estate — .2%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(c)	7.28	6/2/2028		698,172	669,376
Retailing — .2%
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(c)	7.52	6/6/2031		937,614	756,659
Telecommunication Services — .4%
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.11%)(c),(d)	6.78	3/11/2030		1,857,380	1,827,096
Total Floating Rate Loan Interests (cost $21,889,474)					21,143,816

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 4.8%
Registered Investment Companies — 4.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $21,015,400)	3.72	21,015,400	21,015,400
Investment of Cash Collateral for Securities Loaned — 4.4%
Registered Investment Companies — 4.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $19,156,117)	3.72	19,156,117	19,156,117
Total Investments (cost $463,960,156)		105.3%	463,095,084
Liabilities, Less Cash and Receivables(i)		(5.3%)	(23,177,918)
Net Assets		100.0%	439,917,166

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $363,920,841 or 82.7% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security and interest may be paid in additional par.
(e)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $41,573,549 and the value of the collateral was
$43,154,227, consisting of cash collateral of $19,156,117 and U.S. Government & Agency securities valued at $23,998,110.  In addition, the value of collateral may include pending sales that are also on loan.

(f)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(g)	Non-income producing security.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(i)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Mahseer Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a) (cost $65,104)	3.75	3/16/2033	65,103	65,409	305
Gross Unrealized Appreciation					305

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	9,764,734	Euro	8,450,000	4/23/2026	(13,517)
Gross Unrealized Depreciation					(13,517)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield Fund
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	4,905,592	—	4,905,592
Convertible Corporate Bonds and Notes	—	1,481,592	—	1,481,592
Corporate Bonds and Notes	—	390,429,667	—	390,429,667
Equity Securities - Common Stocks	—	369,791	—	369,791
Equity Securities - Preferred Stocks	—	392,700	—	392,700
Exchange-Traded Funds	3,535,390	—	—	3,535,390
Fixed Rate Loan Interests	—	665,019	—	665,019
Floating Rate Loan Interests	—	21,143,816	—	21,143,816
Investment Companies	40,171,517	—	—	40,171,517
	43,706,907	419,388,177	—	463,095,084
Other Financial Instruments:
Unfunded Floating Rate Loan Interests Commitments††	—	305	—	305
	—	305	—	305
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(13,517)	—	(13,517)
	—	(13,517)	—	(13,517)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At March 31, 2026, the fund had unfunded commitments of $65,104 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2026 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at March 31, 2026 are set forth in the Schedule of Investments.
At March 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $878,284, consisting of $5,745,837 gross unrealized appreciation and $6,624,121 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.